Annual Total Returns (Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Annuity:) (Vanguard LifeStrategy Moderate Growth Fund, Vanguard LifeStrategy Moderate Growth Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Annual Total Return
2014	7.07%
2013	15.04%
2012	11.76%
2011	0.26%
2010	13.31%
2009	20.33%
2008	(26.50%)
2007	7.36%
2006	13.31%
2005	5.69%